March 13, 2018

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Ranger Funds Investment Trust – File Nos. 333-175328; 811-22576

Ladies and Gentlemen:

On behalf of Ranger Funds Investment Trust  (the "Registrant") we hereby submit, via electronic filing, Post-Effective Amendment No. 16 (the “Amendment”) to the Registrant’s Registration Statement.   The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of this filing is to revise the principal investment strategy of the Ranger Mid Cap Fund and change the Fund’s name to the “Ranger Micro Cap Fund”.

If you have any questions or additional comments, please call Emily Little at (614) 469-3264 or JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/Emily M. Little

Emily M. Little